Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance	$ 19	$ 0	$ 3
Additions based on tax positions related to the current year	19
Reductions for tax positions of prior years		(3)
Balance	$ 19	$ 0	$ 3